Shareholder Report, Average Annual Return (Details) 191046_Core Alternative ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	107 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Core Alternative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Alternative ETF NAV
Average Annual Return, Percent	(4.31%)	(1.33%)	1.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	14.98%